Provisions	12 Months Ended
Dec. 31, 2025
Disclosure of other provisions [abstract]
Provisions	4.7. Provisions
Accounting policies
Provision is recognized when Nokia has a present legal or
constructive obligation as a result of past events, it is
probable that an outflow of resources will be required to
settle the obligation and a reliable estimate of the amount
can be made. Management judgment may be required in
determining whether it is probable that an outflow of
economic benefits will be required to settle the obligation.
The amount recognized as a provision is based on the best
estimate of unavoidable costs required to settle the
obligation at the end of the reporting period.
When estimating the amount of unavoidable costs,
management may be required to consider a range of
possible outcomes and their associated probabilities, risks
and uncertainties surrounding the events and
circumstances, as well as making assumptions about the
timing of payment. Changes in estimates of timing or
amounts of costs required to settle the obligation may
become necessary as time passes and/or more accurate
information becomes available. Nokia assesses the
adequacy of its existing provisions and adjusts the
amounts as necessary based on actual experience and
changes in facts and circumstances at each reporting date.

EURm	Restructuring	Litigation and environmental(1)	Warranty	Material liability	Other	Total
1 January 2025	219	242	230	145	392	1 228
Business combinations	1	—	29	1	12	43
Charged to income statement
Additions(2)	397	165	295	109	72	1 038
Reversals	(6)	(18)	(56)	(115)	(106)	(301)
Total charged/(credited) to income statement	391	147	239	(6)	(34)	737
Utilized during year(3)	(239)	(78)	(118)	(39)	(28)	(502)
Translation differences and other	(1)	(22)	(3)	(13)	(51)	(90)
31 December 2025	371	289	377	88	291	1 416
Non-current	135	148	120	—	234	637
Current	236	141	257	88	57	779
(1)Environmental provision was EUR 130 million at 31 December 2025 (EUR 152 million at 31 December 2024).
(2)Additions to warranty provision are primarily due to a contract settlement related to a customer specific project that started in 2019.
(3)The utilization of restructuring provision includes items transferred to accrued expenses. A total of EUR 60 million of these remained in accrued expenses at 31 December 2025.
Restructuring provision
Nokia provides for the estimated cost to restructure when a detailed formal plan of restructuring has been completed, approved by management, and announced. Restructuring costs consist primarily of personnel restructuring charges. The other main components are costs associated with exiting real estate locations, and costs of terminating certain other contracts directly linked to the restructuring.
At 31 December 2025, the restructuring provision consists primarily of amounts related to the announcements made by Nokia on 16
March 2021 and 19 October 2023. The majority of the restructuring cash outflows is expected to occur over the next two years.
Litigation and environmental provisions
Nokia provides for the estimated future settlements related to legal proceedings based on the probable outcome of the claims. Nokia also provides for environmental remediation when Nokia becomes obliged, legally or constructively, to rectify environmental damage relating to soil, groundwater, surface water or sediment contamination. Cash outflows related to the litigation and environmental liabilities are inherently uncertain and generally occur over several periods. For a presentation of legal matters potentially affecting
Nokia, refer to Note 6.1. Commitments, contingencies and legal proceedings.
Warranty provision
Nokia provides for the estimated liability to repair or replace products under standard warranty at the time revenue is recognized. The provision estimate is based on historical experience of the level of repairs and replacements. Cash outflows related to the warranty provision are generally expected to occur in the next 18 months.
Material liability provision
Nokia recognizes the estimated liability for non-cancellable purchase commitments for inventory in excess of forecasted requirements at each reporting date. Cash outflows related to the material liability provision are expected to occur over the next 12 months.
Other provisions
Nokia provides for various legal and constructive obligations such as project losses, indirect tax provisions, divestment-related provisions, certain employee-related provisions other than restructuring provisions and asset retirement obligations. Cash outflows related to other provisions are generally expected to occur over the next two years.